Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001814114
Registrant Name	Orchestra BioMed Holdings, Inc.
Registration File Number	333-279430
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES